Income Taxes (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Income Tax [Abstract]
Deferred tax assets allowance of accounts receivable		$ 0.064	$ 0.103
Deferred tax expenses		$ 37,000		$ 46,000
Tax benefit rate	50.00%
Underpayment of taxes (in Yuan Renminbi) | ¥	¥ 100,000